Share-based compensation - Schedule of Activities of the Restricted Shares (Details) - $ / shares	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Activities Of The Restricted Shares Abstract
Unvested number of nonvested restricted shares, Balance		0
Unvested weighted average FV per ordinary share on the grant date, Balance		$ 0
Unvested number of nonvested restricted shares, Granted	40,000	0
Unvested weighted average FV per ordinary share on the grant date,Granted	$ 12.875	$ 0
Unvested number of nonvested restricted shares, Vested	(40,000)	0
Unvested weighted average FV per ordinary share on the grant date,Vested	$ 12.875	$ 0
Unvested number of nonvested restricted shares, Balance	0
Unvested weighted average FV per ordinary share on the grant date, Balance	$ 0